Business combinations	12 Months Ended
Dec. 31, 2025
Combinations of Business [Abstract]
Business combinations	BUSINESS COMBINATIONS
23.1. Accounting policy
Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, including assets given, equity instruments issued, and liabilities incurred or assumed at the date of exchange, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquiree. For each business combination, the Group elects whether to measure non-controlling interests in the acquiree at fair value or on the basis of its proportionate share in the identifiable net assets of the acquiree. Costs directly attributable to the acquisition are expensed as incurred.
The assets acquired and liabilities assumed are measured at fair value, classified, and allocated according to the contractual terms, economic circumstances, and relevant conditions as at the acquisition date. The Group identifies and measures the assets acquired and liabilities assumed by the value obtained in preliminary assessments at the acquisition date. The Group has up to 12 months after each of the acquisitions to conclude the assessment and frequently values the assets acquired and liabilities assumed with the assistance of independent specialists. When the valuation is finalized, the Group recognizes the difference between the preliminary amounts and the final amounts related to the acquisition on its statement of financial position and statement of profit or loss, as appropriate.
Subsequently to the initial recognition of property and equipment and intangible assets identified, the Group records the depreciation and amortization over the useful lives defined at the initial recognition based on the preliminary assessments until the final assessments are available.
Contingent liabilities recognized as of acquisition date are measured at fair value. Subsequently, until the liability is settled, cancelled or expires, they are recognized at the higher of the amount initially recognized or the amount that would be recognized under IAS 37.
Any contingent consideration to be transferred by the acquirer is recognized as a liability at fair value on acquisition date. Subsequent changes in the fair value of this liability is recognized in profit or loss. In order to evaluate the contingent consideration, the Group considers different probabilities of scenarios and discounted future contractual cash flows at the interest rates available in the market for similar financial instruments.
Goodwill is measured as the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests and any previous interest held over the fair value of net assets acquired. If the fair value of net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses whether it has correctly identified all assets acquired and all liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in profit or loss. After initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill and indefinite useful life intangible assets recognized under business combination are tested for impairment at least annually or whenever there is an indication that it may be impaired (Note 11.4).
23.2. Significant judgments, estimates and assumptions
The process of accounting a business combination includes the use of (i) valuation techniques to determine the amounts of intangible assets identified, (ii) estimates to determine its useful life, and (iii) valuation techniques to estimate the contingent consideration included in the total consideration paid to acquire the companies.
23.3. APP acquisition
On April 4, 2025, after buying shares from selling shareholders with significant voting power, the Group obtained control of APP with a 45.96% equity interest. APP was previously an associate and accounted for under the equity method. Immediately prior to the acquisition, the Group held an equity interest of 19.70% in APP which was acquired on August 20, 2021. APP is an unlisted company based in the State of São Paulo, Brazil, that develops an integrated solution of management, focused mainly on the hospitality segment.
23.3.1.    Financial position of the businesses acquired
The allocation of assets acquired and liabilities assumed in the business combinations mentioned above are presented below.
23.3.1.1. APP Sistemas

Fair value	APP (as of April 4, 2025) (a)

Cash and cash equivalents	3,740
Trade accounts receivable	912
Recoverable taxes	180
Property and equipment	205
Intangible assets - Customer relationship(b)	5,321
Intangible assets - Software(b)	6,498
Other assets	117
Total assets	16,973

Trade accounts payable	245
Labor and social security liabilities	967
Deferred tax liabilities	3,225
Taxes payable	544
Dividends payable	2,000
Other liabilities	50
Total liabilities	7,031

Net assets and liabilities (a)	9,942
Consideration paid	15,406
Goodwill	5,464

(a)Identification and measurement of assets acquired, liabilities assumed, consideration transferred, and goodwill are final.
(b)The Group carried out a final fair value assessment of the assets acquired in the business combination, as specified in the items (a) above, having identified customer relationship, and software as intangible assets.
23.3.2.    Consideration paid

APP

Cash consideration paid to the selling shareholders	5,734
Previously held equity interest in the acquire, at fair value (a)	4,300
Non-controlling interest in the acquiree	5,372
Total	15,406

(a)Refers to the interest in APP' shares previously held by the Group. As a result of the step acquisition, the Group recognized a gain of R$ 1,986 for the remeasurement of the previously held 19.8% interest in APP to fair value, of R$ 4,300, compared to its carrying amount, of R$ 2,314.